Share-Based Compensation - Summary of Restricted Shares Activities (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	251,008	0
Number of shares, Vested	(251,008)
Weighted average grant date fair value, Outstanding	$ 8.71	$ 0
Weighted average grant date fair value, Vested	$ 8.71